Stock-Based Compensation (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) right $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 88,114
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 21 days
Stock-based compensation expense	$ 72,342	$ 64,735	$ 58,004
Income tax benefit related to stock-based compensation expense	$ 27,634	$ 24,816	$ 22,368
Portion of option rights generally becoming exercisable to the extent of optioned shares (percentage) | right	0.33
Expiration period (in years)	10 years
Award vesting period (in years)	3 years
Weighted-average per share fair value of option rights granted during the year (in dollars per share) | $ / shares	$ 50.73	$ 43.11	$ 41.91
Fair value of options vested	$ 32,655	$ 32,313	$ 28,658
Outstanding option rights | shares	5,219,506	5,699,892	6,484,592	6,748,126
Weighted average remaining term for options outstanding (in years)	6 years 5 months 8 days	6 years 6 months 24 days	6 years 9 months 1 day
Weighted average remaining term for options exercisable (in years)	5 years 5 months 18 days	5 years 7 months 16 days	5 years 8 months 15 days
Shares reserved for future grants of option rights restricted stock | shares	3,605,437	4,604,924	5,636,618
Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Intrinsic value of exercised option rights	$ 223,417	$ 195,097	$ 129,742
Non-employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of appreciation rights, restricted stock units, performance shares or performance units granted | right	0
Award vesting period (in years)	3 years
Outstanding option rights | shares	0	0	0
Stock Option [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 39,703
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 1 month 1 day
Estimated forfeiture rate (percentage)	2.00%
Restricted Stock [Member] | Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 46,947
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	11 months 18 days
Restricted Stock [Member] | Non-Employee Directors [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 1,463
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	11 months 20 days
Performance Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Service period required for vesting of grants (in years)	3 years
Time Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Award vesting period (in years)	3 years
2006 Employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized under employee plan (in shares) | shares	19,200,000
Number of appreciation rights, restricted stock units, performance shares or performance units granted | right	0
Number of shares authorized under 2006 Equity and Performance Incentive Plan | shares	200,000
2006 Employee Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Service period required for vesting of grants (in years)	3 years